Share-based compensation - Share options granted (Details) - USD ($)			12 Months Ended
	Apr. 01, 2017	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Number of share options			0	0	302,200
Exercise price at grant date					$ 8.37
Share-based compensation expense			$ 5,413,000	$ 19,679,000	$ 5,072,000
January 1, 2017
Share-based compensation
Number of share options		4,400
Term (year)		10 years 3 days
Vesting period (year)		4 years
Exercise price at grant date		$ 20.0000
January 1, 2017
Share-based compensation
Number of share options		180,000
Term (year)		10 years 3 days
Vesting period (year)		1 year 8 months 1 day
Exercise price at grant date		$ 0.0010
January 1, 2017
Share-based compensation
Number of share options		100,800
Term (year)		10 years 3 days
Vesting period (year)		4 years
Exercise price at grant date		$ 8.1290
April 1, 2017
Share-based compensation
Number of share options	5,000
Term (year)	10 years 3 days
Vesting period (year)	4 years
Exercise price at grant date	$ 12.0000
July 1, 2017
Share-based compensation
Number of share options					12,000
Term (year)					8 years 6 months 3 days
Vesting period (year)					2 years 6 months
Exercise price at grant date					$ 8.1290
January 1, 2017
Share-based compensation
Share-based compensation expense				$ 1,495,000